INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials and components	$ 20,280	$ 11,990	[1]
Work in progress, net	5,092	3,884
Finished goods	1,102	1,322	[1]
Inventory net	$ 26,474	$ 17,196

[1]	***Reclassified